Costs and ExpensesBy Nature (Details) - Schedule of costs and expenses by nature - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs and ExpensesBy Nature (Details) - Schedule of costs and expenses by nature [Line Items]
Salaries, wages and fringe benefits (i)	S/ 1,395,034	S/ 1,022,308	S/ 1,068,881
Services provided by third-parties	1,175,391	982,956	1,506,022
Purchase of goods	705,043	565,052	855,743
Other management charges	238,851	173,251	202,386
Depreciation (ii)	87,488	86,125	97,352
Amortization (Note 17)	105,220	97,273	105,278
Impairment of accounts receivable (iii)	9,422	32,219	8,183
Taxes	5,845	6,024	9,391
Recovery of property, plant and equipment		4,950
Impairment of property, plant and equipment	5,679		3,907
Impairment of inventory	2,984
Impairment of investments		38	255
Inventory recovery		(30)	(249)
Total	3,730,957	2,970,166	3,857,149
Cost of goods and services [Member]
Costs and ExpensesBy Nature (Details) - Schedule of costs and expenses by nature [Line Items]
Salaries, wages and fringe benefits (i)	1,297,352	946,631	951,455
Services provided by third-parties	1,118,929	949,545	1,447,294
Purchase of goods	705,000	565,052	855,743
Other management charges	222,648	158,929	174,678
Depreciation (ii)	82,063	79,732	95,445
Amortization (Note 17)	101,578	93,135	99,589
Impairment of accounts receivable (iii)	9,420	32,215	8,183
Taxes	5,691	5,956	6,941
Recovery of property, plant and equipment		4,950
Impairment of property, plant and equipment	5,679		3,907
Impairment of inventory	2,984
Impairment of investments		38	255
Inventory recovery		(30)	(249)
Total	3,551,344	2,836,153	3,643,241
Administrative expenses [Member]
Costs and ExpensesBy Nature (Details) - Schedule of costs and expenses by nature [Line Items]
Salaries, wages and fringe benefits (i)	97,682	75,677	117,426
Services provided by third-parties	56,462	33,411	58,728
Purchase of goods	43
Other management charges	16,203	14,322	27,708
Depreciation (ii)	5,425	6,393	1,907
Amortization (Note 17)	3,642	4,138	5,689
Impairment of accounts receivable (iii)	2	4
Taxes	154	68	2,450
Total	S/ 179,613	S/ 134,013	S/ 213,908